CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY - USD ($)	Class A Ordinary shares	Class A	Class B Ordinary shares	Class B	Additional paid-in capital	Subscription receivable	Statutory reserve	Retained earnings	Accumulated other comprehensive income (loss)	Total
Beginning balance at Mar. 31, 2023	$ 2,082		$ 118		$ 5,346,674		$ 492,992	$ 9,402,977	$ (425,082)	$ 14,819,761
Beginning balance (in shares) at Mar. 31, 2023	20,822,675	20,822,675	1,177,325	1,177,325						22,000,000
Net income								4,565,968		$ 4,565,968
Appropriation to statutory reserve							248,592	(248,592)
Foreign currency translation adjustment									(751,042)	(751,042)
Ending balance at Mar. 31, 2024	$ 2,082		$ 118		5,346,674		741,584	13,720,353	(1,176,124)	$ 18,634,687
Ending balance (in shares) at Mar. 31, 2024	20,822,675	20,822,675	1,177,325	1,177,325						22,000,000
Ordinary shares issued in the initial public offering	$ 144				5,073,422					$ 5,073,566
Ordinary shares issued in the initial public offering (in shares)	1,437,500
Net income								4,021,848		4,021,848
Appropriation to statutory reserve							166,630	(166,630)
Foreign currency translation adjustment									(108,205)	(108,205)
Ending balance at Mar. 31, 2025	$ 2,226		$ 118		10,420,096		908,214	17,575,571	(1,284,329)	$ 27,621,896
Ending balance (in shares) at Mar. 31, 2025	22,260,175	22,260,175	1,177,325	1,177,325						23,437,500
Ordinary shares issued for stock-based compensation	$ 445				1,822,597					$ 1,823,042
Subscription receivable						$ (445)				(445)
Ordinary shares issued for stock-based compensation (In shares)	4,445,000
Net income								2,804,858		2,804,858
Appropriation to statutory reserve							289,117	(289,117)
Foreign currency translation adjustment									1,420,486	1,420,486
Ending balance at Mar. 31, 2026	$ 2,671		$ 118		$ 12,242,693	$ (445)	$ 1,197,331	$ 20,091,312	$ 136,157	$ 33,669,837
Ending balance (in shares) at Mar. 31, 2026	26,705,175	26,705,175	1,177,325	1,177,325						27,882,500